PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Defined Contribution Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined Contribution Plan, Cost	$ 186	$ 286	$ 220